EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Summary of Basic Earnings Per Share
	2022	2021
(Loss) net income attributable to the Company’s controlling shareholders	(2,859,629)	1,047,960
Weighted average of the number of issued common shares	1,381,594,182	1,377,932,809
Weighted average treasury shares	(9,613,311)	(788,866)
Weighted average of the number of outstanding common shares	1,371,980,871	1,377,143,943
Basic (loss) earnings per share – R$	(2.0843)	0.7610

Summary of Diluted Earnings Per Share

The diluted earnings per share for net income for the year ended December 31, 2021 are presented below:

2021
Gain attributable to the Company’s controlling shareholders	1,047,960
Weighted average of the number of issued common shares	1,377,143,943
Weighted average number of treasury shares	19,531,951
Weighted average of the number of ordinary shares for diluted earnings calculation	1,396,675,894
Diluted earnings per share – R$	0.7503

Summary of basic and diluted loss per share for net loss of discontinued operations

The basic and diluted loss per share for net loss of discontinued operations for the year ended December 31, 2022 and 2021 are presented below:

	2022	2021
Loss attributable to the Company’s controlling shareholders	(380,416)	(98,550)
Weighted average of the number of issued common shares	1,381,594,182	1,377,932,809
Adjustment for stock options and restricted shares	(9,613,311)	(788,866)
Weighted average of the number of ordinary shares	1,371,980,871	1,377,143,943
Basic loss per share - R$	(0.2773)	(0.0716)